Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share

(24)    Loss per share

The Company’s basic loss per share for the year ended December 31, 2022 is based on results for the period from the date of the Business Combination, May 27, 2022 to December 31, 2022, the period where the Company had loss attributable to Class A common stockholders. The Company’s diluted loss per share for the year ended December 31, 2022 is based on the results of operations for the year. This is because the numerator calculated for basic loss per share adjusts for the results of operations that are attributable to the Class B common stockholders who are also the Continuing JerseyCo Owners of GBT JerseyCo (which is a predecessor to GBTG). The Company analyzed the calculations of net loss per share for periods prior to the Business Combination and determined that the values would not be meaningful to the users of these consolidated financial statements as it did not represent equity structure post Business Combination transaction.

Basic loss per share is based on the average number of shares of Class A common stock outstanding during the period. Diluted loss per share is based on the average number of shares of Class A common stock used for the basic loss per share calculation, adjusted for the dilutive effect of warrants, GBTG MIP Options and RSUs using the “treasury stock” method, and Earnout Shares and GBTG’s Class B common stock that convert into potential shares of Class A common stock, using the “if converted” method, to the extent they are dilutive.

As discussed in note 21 – Earnout Shares, the Company has issued and outstanding approximately 23 million of Earnout Shares, which are subject to forfeiture if the achievement of certain stock price thresholds are not met. In accordance with ASC 260, “Earnings Per Share,” Earnout Shares are excluded from weighted-average shares outstanding to calculate basic loss per share as they are considered contingently issuable shares due to their potential forfeiture. Earnout Shares will be included in weighted-average shares outstanding to calculate basic earnings (loss) per share as of the date their stock price thresholds are met and they are no longer subject to forfeiture. Additionally, dividends accrued on Earnout Shares, if any, will be forfeited if the pricing thresholds for Earnout Shares are not met during the specified time period.

As the Company had net loss for the period, approximately 36 million of GBTG MIP Options and 11 million of RSUs have been excluded from the calculation of diluted loss per share as their inclusion would have resulted in anti-dilutive effect on loss per share.

GBTG’s Class B common stock generally has only nominal economic rights (limited to the right to receive up to the par value in the event of a liquidation, dissolution or winding up of GBTG). As such, basic earnings (loss) per share of Class B common stock have not been presented. However, as these shares can be converted to Class A common stock under the provisions of Exchange Agreement, Class B common stock has been included in the calculations of diluted earnings loss per share.

The following table reconciles the numerators and denominators used in the computation of basic and diluted loss per share from continuing operations:

(in $ millions, except share and per share data)	2022
Numerator – Basic and diluted loss per share:
Net loss attributable to the Company’s Class A common stockholders (A)	$(25)
Add: Net loss attributable to non-controlling interests in subsidiaries(1)	(204)
Net loss attributable to the Company’s Class A and Class B common stockholders – Diluted (B)	$(229)

Denominator – Basic and diluted weighted average number of shares outstanding:
Weighted average number of Class A common stock outstanding – Basic (C)	51,266,570
Assumed conversion of Class B common stock	394,448,481
Weighted average number of Class A common stock outstanding – Diluted (D)	445,715,051

Basic loss per share attributable to the Company’s Class A common stockholders: (A) / (C)	$(0.50)

Diluted loss per share attributable to the Company’s Class A and Class B common stockholders: (B) / (D)	$(0.51)
(1)	Primarily represents net loss attributed to the Continuing JerseyCo Owners for the periods prior to the Business Combination and their proportionate share of income (loss) after the Business Combination.